UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23471

Franklin Templeton Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 9/30/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT
Franklin OnChain U.S.
Government Money
Fund
A Series of Franklin Templeton Trust
September 30, 2022

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report
1
Contents
Semiannual Report
Franklin OnChain U.S. Government Money Fund 2
Performance Summary 4
Your Fund’s Expenses 5
Financial Highlights and Schedule of Investments 6
Financial Statements 8
Notes to Financial Statements 11
Shareholder Information 15
Visit franklintempleton.com for fund updates
and documents, or to find helpful financial
planning tools.

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Semiannual Report
SEMI ANNUAL REPORT
Franklin OnChain U.S. Government Money Fund
This semiannual report for Franklin OnChain U.S.
Government Money Fund covers the period ended
September 30, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of current income as is consistent with the preservation of
shareholders’ capital and liquidity. The Fund invests at least
99.5% of its total assets in government securities, cash and repurchase agreements collateralized fully by government
securities or cash.

The Fund also tries to maintain a stable
$1.00 share price.
An investment in the Fund is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other
government agency or institution. Although the Fund seeks
to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The
Fund’s sponsor has no legal obligation to provide financial
support to the Fund, and you should not expect that the
sponsor will provide financial support to the Fund at any
time.
Performance Overview
The Fund’s seven-day effective yield increased from 0.15%
on March 31, 2022, to 2.61% on September 30, 2022, as
shown in the Performance Summary on page 4 .

Performance data represent past performance, which
does not guarantee future results. Investment return will
fluctuate. Current performance may differ from figures
shown. For most recent month-end performance, go to
franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg U.S.
Aggregate Bond Index, posted a -9.22% total return for the
six months ended September 30, 2022.
3
High inflation amid
a strong labor market led to significantly tighter monetary
policy, reducing the value of most bonds. Geopolitical
instability disrupted financial markets amid the ongoing
war in Ukraine, adding to the uncertainty surrounding the
course of the global economy. The yield curve continued to
narrow, inverting in the second half of the period as investors became increasingly concerned about the economic outlook.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) continued to raise the federal funds target rate.
The Fed raised the federal funds rate at each of its four
meetings during the period to end at a range of 3.00%–
3.25%. The Fed noted in its September 2022 meeting that
inflation remained elevated amid robust job growth and low
unemployment. In order to achieve its goal of 2% long-run
inflation, the Fed stated it anticipates making additional
increases to the federal funds target rate. Furthermore, the
Fed indicated it would continue to reduce its U.S. Treasury
(UST) and agency mortgage-backed security holdings.
UST bonds, as measured by the Bloomberg U.S. Treasury
Index, posted a -7.96% total return for the six-month period.
3
The 10-year UST yield (which moves inversely to price) grew
amid high inflation and the Fed’s tightening monetary stance.
Mortgage-backed securities (MBS), as measured by the
Bloomberg U.S. MBS Index, posted a -9.14% total return for
the period as mortgage rates rose to the highest level in over a decade.
3
Portfolio Composition
9/30/22
% of Total
Net Assets
U.S. Government and Agency Securities 102.0%
Other Net Assets (2.0)%
1. Although U.S. government-sponsored entities may be chartered by acts of Congress, their securities are neither issued nor guaranteed by the U.S. government. Please see the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund’s yield and share price are not guaranteed and will vary with market conditions.
2. Absent special circumstances that impacted the Fund’s performance during the period March 16, 2022, through August 10, 2022, the Fund’s performance and distributions would have been lower. Investors should not expect these special circumstances to occur in the future.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
7
.

Franklin OnChain U.S. Government Money Fund

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Semiannual Report
Corporate bond prices also declined, constrained by
inflation, rising interest rates and concerns about the impact of elevated interest rates on corporate borrowing costs and
the wider economy. Corporate yield spreads, a measure
of the difference in yields between corporate bonds and
similarly-dated USTs, rose, reflecting investors’ increased
risk-aversion preferences. In this environment, high-yield
corporate bonds, as represented by the Bloomberg U.S.
Corporate High Yield Bond Index, posted a -10.41%
total return, while investment-grade corporate bonds, as
represented by the Bloomberg U.S. Corporate Bond Index,
posted a -11.95% total return.

Investment Strategy
We seek to invest at least 99.5% of the Fund’s total assets
in U.S. government securities, cash and repurchase
agreements collateralized fully by government securities
or cash. We only buy securities that we determine present
minimal credit risks. We maintain a dollar-weighted average
portfolio maturity of 60 calendar days or less and a dollar-
weighted average life for its portfolio of 120 calendar days or less, and we only buy securities that mature in 397 calendar days or less.
Manager’s Discussion
During the six-month period, the U.S. Federal Reserve (Fed)
raised its target range for the federal funds rate by 3.00%, from 0.00%-0.25% to 3.00%-3.25% to combat high inflation.
Money market yields increased over the period, influenced
by rising short-term interest rates. We continued to invest the
Portfolio’s assets in high-quality, short-term securities.
We appreciate your support, welcome new shareholders,
and look forward to serving your investment needs in the
years ahead.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of September 30, 2022
Franklin OnChain U.S. Government Money Fund

franklintempleton.com
Semiannual Report
Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate.
Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
1. Gross expenses are the Fund’s total annual operating expenses and are sourced from the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to July 31,
2023 without Board consent. The Fund also has a voluntary fee waiver that may be modified or discontinued at any time, and without further notice. Fund investment results reflect the fee waivers; without these reductions, the results would have been lower. There is no guarantee the Fund will be able to avoid a negative yield.
2. Absent special circumstances that impacted the Fund’s performance during the period March 16, 2022, through August 10, 2022, the Fund’s performance and distributions would have been lower. Investors should not expect these special circumstances to occur in the future.
3. The seven-day effective yield assumes compounding of daily dividends, if any.
4. The figures are as stated in the Fund’s current prospectus, do not include the voluntary fee waiver, and may differ from the expense ratio disclosed in the Your Fund’s
Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Annualized and effective yields are for the seven-day period ended 9/30/22. The Fund’s average weighted life was 66 days and the Fund’s average weighted maturity was 23 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.
Seven-Day Annualized Yield
1,2
Symbol
Seven-Day
Effective Yield
1,2,3
(with fee
waiver)
(without fee
waiver)
FOBXX 2.61% 2.58% -3.71%
Total Annual Operating Expenses

With Fee
Waiver
Without Fee
Waiver
0.20% 8.76%

Your Fund’s Expenses
Franklin OnChain U.S. Government Money Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, and other Fund expenses, if applicable. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 4/1/22
Ending
Account
Value 9/30/22
Expenses
Paid During
Period
4/1/22–9/30/22
1,2
Ending
Account
Value 9/30/22
Expenses
Paid During
Period
4/1/22–9/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $1,008.30 $1.01 $1,024.07 $1.01 0.20%

FRANKLIN TEMPLETON TRUST
Financial Highlights
Franklin OnChain U.S. Government Money Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
September
30, 2022
(unaudited)
Year Ended
March 31,
2022
a
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $1.00 $1.00
Income from investment operations:
Net investment income ............................................................... 0.008 —
b
Less distributions from:
Net investment income ............................................................... (0.008) (—)
b
Net asset value, end of period ........................................................... $1.00 $1.00
Total return
c
........................................................................ 0.83% 0.02%
Ratios to average net assets
d
Expenses before waiver and payments by affiliates ........................................... 7.71% 93.40%
Expenses net of waiver and payments by affiliates ............................................ 0.20% 0.06%
Net investment income ................................................................ 1.49% 0.02%
Supplemental data
Net assets, end of period (000’s) ......................................................... $1,346 $1,958
Portfolio turnover rate ................................................................. — % —%
a
For the period April 6, 2021 (commencement of operations) to March 31, 2022.
b
Amount rounds to less than $0.001 per share.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Franklin Templeton Trust
Schedule of Investments (unaudited), September 30, 2022
Franklin OnChain U.S. Government Money Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
U.S. Government and Agency Securities 102.0%
FFCB, 3.01%, 5/09/24 ................................................ $ 100,000 $ 100,000
a
FHLB ,
10/03/22 ........................................................ 275,000 274,960
10/05/22 ........................................................ 200,000 199,950
10/07/22 ........................................................ 100,000 99,960
10/12/22 ........................................................ 100,000 99,932
10/19/22 ........................................................ 100,000 99,854
10/26/22 ........................................................ 100,000 99,809
11/02/22 ........................................................ 100,000 99,754
12/07/22 ........................................................ 100,000 99,433
1,073,652
a
U.S. Treasury Bills ,
10/13/22 ........................................................ 100,000 99,929
12/15/22 ........................................................ 50,000 49,680
3/16/23 ......................................................... 50,000 49,201
198,810
Total U.S. Government and Agency Securities (Cost $1,372,462) ..................
1,372,462
Total Short Term Investments (Cost $1,372,462 ) .................................
1,372,462
a
Total Investments (Cost $1,372,462) 102.0% ....................................
$1,372,462
Other Assets, less Liabilities (2.0)% ...........................................
(26,515)
Net Assets 100.0% ...........................................................
$1,345,947
See abbreviations on page 14
a
The security was issued on a discount basis with no stated coupon rate.

FRANKLIN TEMPLETON TRUST
Financial Statements
Statement of Assets and Liabilities
September 30, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
OnChain U.S.
Government
Money Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,372,462
Value - Unaffiliated issuers .................................................................. $1,372,462
Cash .................................................................................... 1,484
Receivables:
Capital shares sold ........................................................................ 5
Interest ................................................................................. 359
Affiliates ................................................................................ 15,384
Total assets .......................................................................... 1,389,694
Liabilities:
Payables:
Transfer agent fees ........................................................................ 575
Reports to shareholders fees ................................................................ 25,285
Professional fees ......................................................................... 15,118
Accrued expenses and other liabilities ........................................................... 2,769
Total liabilities ......................................................................... 43,747
Net assets, at value ................................................................. $1,345,947
Net assets consist of:
Paid-in capital ............................................................................. $1,345,605
Total distributable earnings (losses) ............................................................. 342
Net assets, at value ................................................................. $1,345,947
Shares outstanding ......................................................................... 1,345,946
Net asset value per share .................................................................... $1.00

FRANKLIN TEMPLETON TRUST
Financial Statements
Statement of Operations
for the six months ended September 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
OnChain U.S.
Government
Money Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $13,361
Expenses:
Management fees (Note 3 a ) ................................................................... 1,183
Transfer agent fees (Note 3 c ) .................................................................. 2,981
Custodian fees ............................................................................. 20
Reports to shareholders fees .................................................................. 9,130
Registration and filing fees .................................................................... 18,466
Professional fees ........................................................................... 15,116
Trustees' fees and expenses .................................................................. 117
Amortization of offering costs (Note 1d ) .......................................................... 8,710
Other .................................................................................... 9,389
Total expenses ......................................................................... 65,112
Expenses waived/paid by affiliates (Note 3d) ................................................... (63,538)
Net expenses ......................................................................... 1,574
Net investment income ................................................................ 11,787
Net increase (decrease) in net assets resulting from operations .......................................... $11,787

FRANKLIN TEMPLETON TRUST
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin OnChain U.S. Government Money
Fund
Six Months Ended
September 30, 2022
(unaudited)
Year Ended
March 31, 2022
a
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $11,787 $270
Distributions to shareholders .............................................. (11,787) (270)
Capital share transactions (Note 2 ) .......................................... (612,285) 1,858,232
Net increase (decrease) in net assets ................................... (612,285) 1,858,232
Net assets:
Beginning of period ..................................................... 1,958,232 100,000
End of period .......................................................... $1,345,947 $1,958,232
a
For the period April 6, 2021 (commencement of operations) to March 31, 2022.

Franklin Templeton Trust

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Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Templeton Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of one fund,
Franklin OnChain U.S. Government Money Fund (Fund) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP).
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
Securities are valued at amortized cost, which approximates
fair value. Amortized cost is an income-based approach
which involves valuing an instrument at its cost and
thereafter assuming a constant amortization to maturity of
any discount or premium. Under compliance policies and
procedures approved by the Trust’s Board of Trustees (the
Board), the Board has designated the Fund’s investment
manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted
by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee
(VC).
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of September 30, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Income
received from the Portfolio and estimated expenses are
accrued daily. Dividends from net investment income are
normally declared and distributed daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
d. Offering Costs
Offering costs are amortized on a straight line basis over the first twelve months of operations.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the
Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Franklin Templeton Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
2. Shares of Beneficial Interest
At September 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, directors, and/or trustees of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers of 0.15% per year of the average daily net assets of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on actual costs incurred by FT Services, and is not an additional expense of the Fund.
c. Transfer Agent Fees
The Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, the Fund reimburses Investor
Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the period ended September 30, 2022, the Fund paid transfer agent fees of $2,981, of which $2,431 was retained by
Investor Services.
d. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for the Fund do not exceed 0.20%, based on the average net assets of the Fund until July 31, 2023. Total expenses waived or paid are not subject to recapture
Six Months Ended
September 30,
2022
Year Ended
March 31, 2022
a
Amount Amount
Shares sold ................................... $112,572 $2,364,063
Shares issued in reinvestment of distributions .......... 11,772 268
Shares redeemed ............................... (736,629) (506,099)
Net increase (decrease) .......................... $(612,285) $1,858,232
a
For the period April 6, 2021 (commencement of operations) to March 31, 2022.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
subsequent to the Fund’s fiscal year end.
In addition, in efforts to maintain a minimum 1 basis point annualized yield, Advisers and Investor Services have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by Advisers or Investor Services at any time, and without further notice. Total expenses waived or paid are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. There is no guarantee that the Fund will be able to maintain the current 1 basis point yield.
e. Other Affiliated Transactions
At September 30, 2022, Templeton International Inc. owned 74.9% of the Fund's outstanding shares.
At September 30, 2022, an interested board member owned 18.8% of the Fund's outstanding shares.
4. Use of Blockchain
The Fund’s transfer agent maintains the official record of share ownership via a proprietary blockchain-integrated system that uses features of traditional book entry form and the Stellar network’s blockchain. The use of blockchain technology is relatively new and still evolving for mutual funds. The recording of Fund shares on the blockchain will not affect the Fund’s investments.
However, complex information technology and communications systems, such as blockchain networks, are subject to a number of different threats or risks that could adversely affect the Fund.
5. Income Taxes
At September 30, 2022, the cost of investments for book and income tax purposes was the same.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2022, aggregated
$100,000  and $–, respectively.
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
3. Transactions with Affiliates
(continued)
d. Waiver and Expense Reimbursements
(continued)

Franklin Templeton Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities were valued using Level 2 inputs.
At September 30, 2022, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
FFCB
Federal Farm Credit Banks Funding Corp.
FHLB
Federal Home Loan Banks

FRANKLIN TEMPLETON TRUST
Shareholder Information

franklintempleton.com
Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN TEMPLETON TRUST
Franklin OnChain U.S. Government Money Fund
(Fund)
At a meeting held on May 25, 2022 (Meeting), the Board of
Trustees (Board) of the Franklin Templeton Trust (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust,
on behalf of the Fund (Management Agreement) for an
additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior
to the Meeting, the Independent Trustees held a virtual
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and subsequently,
requested additional information from management that
the Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other
services provided by the Manager and its affiliates; and
management fees charged by the Manager and its affiliates
to US funds and other accounts, including management’s
explanation of differences among accounts where relevant.
The Board acknowledged the ongoing integration of the
Legg Mason family of funds into the Franklin Templeton
(FT) family of funds and developing strategies to address
areas of heightened concern in the registered fund industry, including various regulatory initiatives and recent geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the registered fund business
as evidenced by its continued introduction of new funds,
reassessment of the fund offerings in response to the market environment and project initiatives and capital investments
relating to the services provided to the Fund by the FT
organization. The Board specifically noted FT’s commitment
to being a global leader in stewardship and sustainability
and the recent addition of a senior executive focused on
environmental, social and governance and climate control
initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

FRANKLIN TEMPLETON TRUST
Shareholder Information

franklintempleton.com
Semiannual Report
Fund Performance
The Board considered that the Fund commenced operations
on April 6, 2021 and thus has been in operation for less than one year. Accordingly, the Board noted that it would need
additional time to evaluate the performance of the Fund.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses;
Rule 12b-1 and non-Rule 12b-1 service fees; and other
non-management fees. The Board considered the actual
total expense ratio and, separately, the contractual
management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other funds deemed comparable to and
with a similar expense structure to the Fund selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s
most recent annual or semi-annual report, which reflects
historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase
as assets decline and decrease as assets grow, the Board
believed the independent analysis conducted by Broadridge
to be an appropriate measure of comparative fees and
expenses. The Broadridge Management Rate includes
administrative charges, and the actual total expense ratio,
for comparative consistency, was shown for Class A shares,
Class P shares, Class T shares, and Investor Class shares
for funds in the Expense Group. The Board received a
description of the methodology used by Broadridge to select
the funds included in an Expense Group.
The Expense Group for the Fund was comprised of retail
no-load funds, which included the Fund and ten other U.S.
government money market funds. The Board noted that the
Management Rate for the Fund and its actual total expense
ratio were below the median of its Expense Group. The
Board also noted that the Fund’s actual total expense ratio
reflected an expense cap on operating expenses. The Board
concluded that the Management Rate charged to the Fund is
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis that
addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management
and other services to each of the individual funds during
the 12-month period ended September 30, 2021, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Fund’s profitability report presentations from prior years.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates
may not be fully reflected in the expenses allocated to the
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As
part of this evaluation, the Board considered management’s
outsourcing of certain operations, which effort has required considerable up-front expenditures but, over the long run,
is expected to result in greater efficiencies. The Board
also noted management’s expenditures in improving
shareholder services provided to the Fund, as well as the
need to implement systems and meet additional regulatory
and compliance requirements resulting from recent US
Securities and Exchange Commission and other regulatory
requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from
personnel and systems enhancements necessitated by fund
growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. The Board considered management’s
view that any analyses of potential economies of scale in
managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager

FRANKLIN TEMPLETON TRUST
Shareholder Information

franklintempleton.com
Semiannual Report
incurs across the FT family of funds as a whole. The Board
noted that, as of December 31, 2021, the Fund’s net assets
were approximately $1.4 million. The Board recognized that
there would not likely be any economies of scale until the
Fund’s assets grow.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent six-month period ended September 30.
Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings
monthly with the U.S. Securities and Exchange Commission
on Form N-MFP. The Fund’s Form N-MFP reports are
available on the SEC’s website at www.sec.gov and on the
Fund’s website at franklintempleton.com.

9001 S 11/22
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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin OnChain U.S. Government Money Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Rohit Baghat and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.      N/A

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  November 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  November 30, 2022

By S\VIVEK PAI________________________

Vivek Pai
     Chief Financial Officer
and Chief Accounting Officer
Date November
30, 2022